UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period:  July 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Income Plus Fund

(Ticker: PSYPX)

SEMI-ANNUAL REPORT
JULY 31, 2017

Palmer Square Income Plus Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	19
Statement of Operations	21
Statements of Changes in Net Assets	22
Statement of Cash Flows	23
Financial Highlights	24
Notes to Financial Statements	25
Supplemental Information	38
Expense Example	40

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Income Plus Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	BANK LOANS – 9.8%
$1,496,250	AES Corp. 3.192%, 5/19/2022[1,2,3]	$1,494,941
989,873	American Airlines, Inc. 3.233%, 6/27/2020[2,3]	992,620
1,000,000	Avolon TLB Borrower 1 U.S. LLC 3.978%, 1/20/2022[1,2,3,4,5]	1,001,250
2,000,000	Axalta Coating Systems U.S. Holdings, Inc. 3.296%, 6/30/2024[1,2,3]	2,011,060
618,182	Calpine Corp. 2.990%, 11/30/2017[1,2,3]	620,404
1,500,000	CenturyLink, Inc. 2.750%, 1/31/2025[1,2,3]	1,481,835
1,481,250	Charter Communications Operating LLC 3.240%, 1/15/2024[2,3]	1,492,981
1,000,000	Clean Harbors, Inc. 3.226%, 6/30/2024[1,2,3]	1,005,625
1,994,859	DaVita, Inc. 3.984%, 6/24/2021[1,2,3]	2,017,610
	Dell International LLC
1,250,000	3.240%, 12/31/2018[2,3]	1,252,344
481,250	3.490%, 9/7/2021[2,3]	483,055
1,750,000	FCA U.S. LLC 3.230%, 12/31/2018[1,2,3]	1,762,031
1,750,000	Flying Fortress, Inc. 3.397%, 10/20/2022[1,2,3]	1,759,030
997,691	Global Payments, Inc. 2.944%, 5/2/2022[2,3]	998,110
1,161,950	GLP Capital LP 2.978%, 10/28/2018[1,2,3]	1,161,224
1,873,127	Grosvenor Capital Management Holdings LLLP 4.234%, 8/18/2023[1,2,3]	1,889,517
	HCA, Inc.
528,000	2.734%, 6/10/2020[2,3]	528,166
1,732,533	3.234%, 3/18/2023[1,2,3]	1,744,080
1,750,723	Hilton Worldwide Finance LLC 3.232%, 10/25/2023[2,3]	1,760,991
1,240,641	KFC Holding Co. 3.226%, 6/16/2023[1,2,3]	1,248,835
2,000,000	Las Vegas Sands LLC 2.000%, 3/29/2024[2,3,4,5]	2,011,020
1,492,500	Leidos Innovations Corp. 3.500%, 8/16/2023[1,2,3]	1,504,164
989,691	MCC Iowa LLC 3.700%, 1/29/2021[1,2,3]	997,118

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$495,000	Micron Technology, Inc. 3.550%, 4/26/2022[1,2,3]	$500,262
998,270	MoneyGram International, Inc. 4.550%, 3/28/2020[1,2,3,4,5]	999,932
1,485,000	NRG Energy, Inc. 3.546%, 6/30/2023[1,2,3]	1,491,497
1,741,250	RPI Finance Trust 3.647%, 3/27/2023[1,2,3]	1,752,133
1,736,875	Samsonite IP Holdings Sarl 3.476%, 8/1/2023[1,2,3,6]	1,752,889
2,000,000	Seminole Tribe of Florida, Inc. 3.456%, 6/23/2024[1,2,3]	2,011,670
995,000	Vantiv LLC 3.724%, 10/14/2023[1,2,3]	1,005,263
	Vistra Operations Co. LLC
202,554	3.976%, 8/4/2023[1,2,3]	203,529
46,429	3.977%, 8/4/2023[1,2,3]	46,652

	TOTAL BANK LOANS (Cost $40,760,035)	40,981,838

	BONDS – 73.8%
	ASSET-BACKED SECURITIES – 48.6%
1,000,000	A Voce CLO Ltd. Series 2014-1A, Class C, 4.804%, 7/15/2026[1,2,7]	998,764
1,381,035	Agate Bay Mortgage Trust Series 2014-1, Class 2A2, 1.500%, 7/25/2044[1,2,7]	1,299,251
325,000	AIMCO CLO Series 2015-AA, Class F, 9.804%, 1/15/2028[1,2,7]	325,372
3,030,948	Ally Auto Receivables Trust Series 2015-2, Class A3, 1.490%, 11/15/2019[1]	3,031,369
250,000	ALM XII Ltd. Series 2015-12A, Class C1R, 4.504%, 4/16/2027[1,2,7]	250,508
830,371	Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6, 4.453%, 5/25/2034[1,2]	826,071
1,625,000	Annisa CLO Ltd. Series 2016-2A, Class E, 8.557%, 7/20/2028[1,2,7]	1,647,336
500,000	Apidos CLO XII Series 2013-12A, Class E, 5.704%, 4/15/2025[1,2,7]	501,190
1,500,000	Apidos CLO XV Series 2013-15A, Class C, 4.557%, 10/20/2025[1,2,7]	1,500,192
250,000	Apidos CLO XVI Series 2013-16A, Class CR, 4.306%, 1/19/2025[1,2,7]	249,946
783,598	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series Series 2004-W10, Class A2, 2.012%, 10/25/2034[1,2]	776,278

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Babson CLO Ltd. Series 2014-3A, Class D1, 4.804%, 1/15/2026[1,2,7]	$1,003,858
2,500,000	Battalion CLO V Ltd. Series 2014-5A, Class C, 4.804%, 4/17/2026[1,2,7]	2,484,449
760,091	Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A1, 2.132%, 10/27/2032[1,2]	735,643
623,020	Series 2003-SD3, Class M1, 2.357%, 10/25/2033[1,2]	602,745
350,000	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class CR, 5.357%, 1/20/2029[1,2,7]	354,590
	BlueMountain CLO Ltd.
500,000	Series 2013-3A, Class DR, 4.211%, 10/29/2025[1,2,7]	500,000
3,500,000	Series 2013-3A, Class E, 5.770%, 10/29/2025[1,2,7]	3,507,937
1,500,000	Series 2014-2A, Class DR, 4.307%, 7/20/2026[1,2,7]	1,498,674
250,000	Series 2012-2A, Class ER, 8.272%, 11/20/2028[1,2,7]	254,327
1,100,000	Series 2013-1A, Class DR, 8.807%, 1/20/2029[1,2,7]	1,131,650
224,494	BMW Vehicle Lease Trust Series 2016-1, Class A2A, 1.170%, 1/22/2018[1]	224,469
250,000	Bowman Park CLO Ltd. Series 2014-1A, Class D1R, 4.536%, 11/23/2025[1,2,7]	249,811
	Catamaran CLO Ltd.
2,250,000	Series 2012-1A, Class E, 6.524%, 12/20/2023[1,2,7]	2,271,621
1,000,000	Series 2013-1A, Class E, 6.317%, 1/27/2025[1,2,7]	1,000,384
1,825,000	Series 2014-2A, Class C, 4.804%, 10/18/2026[1,2,7]	1,814,319
4,190,000	Chase Issuance Trust Series 2015-A2, Class A2, 1.590%, 2/18/2020[1]	4,194,123
3,648,004	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2, 4.474%, 3/20/2043[1,7]	3,647,110
	CNH Equipment Trust
2,100,000	Series 2017-B, Class A1, 1.300%, 8/15/2018[1]	2,100,092
3,729,940	Series 2015-A, Class A3, 1.300%, 4/15/2020[1]	3,727,870
997,500	Coinstar Funding LLC Series 2017-1A, Class A2, 5.216%, 4/25/2047[1,7]	1,022,886
286,016	Countrywide Asset-Backed Certificates Series 2003-2, Class 3A, 1.733%, 8/26/2033[1,2]	262,685
2,476,804	Credit Suisse Seasoned Loan Trust Series 2006-1, Class A, 1.472%, 10/25/2034[1,2,7]	2,466,362
3,636,300	DB Master Finance LLC Series 2015-1A, Class A2I, 3.262%, 2/20/2045[7]	3,662,969
1,250,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class ER, 8.844%, 10/15/2028[1,2,7]	1,295,281
1,000,000	Dryden 34 Senior Loan Fund Series 2014-34A, Class DR, 4.704%, 10/15/2026[1,2,7]	1,000,733
875,000	Dryden 36 Senior Loan Fund Series 2014-36A, Class ER, 9.104%, 1/15/2028[1,2,7]	896,504

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 7.704%, 4/15/2027[1,2,7]	$469,358
500,000	Dryden 43 Senior Loan Fund Series 2016-43A, Class E, 8.557%, 7/20/2029[1,2,7]	510,046
500,000	Dryden 45 Senior Loan Fund Series 2016-45A, Class E, 8.154%, 7/15/2027[1,2,7]	507,779
3,000,000	Dryden XXIV Senior Loan Fund Series 2012-24RA, Class ER, 7.132%, 11/15/2023[1,2,7]	3,024,054
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class E, 6.804%, 1/15/2025[1,2,7]	1,008,183
1,650,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class E, 5.804%, 7/15/2025[1,2,7]	1,638,318
750,000	Eaton Vance CLO Ltd. Series 2015-1A, Class F, 9.357%, 10/20/2026[1,2,7]	747,356
1,000,000	Series 2013-1A, Class CR, 5.554%, 1/15/2028[1,2,7]	1,021,615
1,000,000	Series 2013-1A, Class DR, 8.904%, 1/15/2028[1,2,7]	1,027,046
700,481	EMC Mortgage Loan Trust Series 2006-A, Class A1, 1.682%, 12/25/2042[1,2,7]	682,270
	Emerson Park CLO Ltd.
500,000	Series 2013-1A, Class DR, 4.704%, 7/15/2025[1,2,7]	500,312
2,500,000	Series 2013-1A, Class E, 6.154%, 7/15/2025[1,2,7]	2,462,503
1,211,084	Fairway Outdoor Funding LLC Series 2012-1A, Class A2, 4.212%, 10/15/2042[1,7]	1,218,179
542,130	Fieldstone Mortgage Investment Trust Series Series 2005-3, Class 2A2, 1.752%, 2/25/2036[1,2]	535,513
1,000,000	Five Guys Funding LLC Series 2017-1A, Class A2, 4.600%, 7/25/2047[1,7]	1,016,009
2,000,000	Flagstar Mortgage Trust Series 2017-1, Class 1A5, 3.500%, 3/25/2047[2,7]	2,042,812
3,426,413	FOCUS Brands Funding LLC Series 2017-1A, Class A2I, 3.857%, 4/30/2047[1,7]	3,485,484
646,348	Ford Credit Auto Owner Trust Series 2014-A, Class A4, 1.290%, 4/15/2019[1]	646,208
	GM Financial Automobile Leasing Trust
597,768	Series 2017-1, Class A1, 1.000%, 3/20/2018[1]	597,774
800,000	Series 2015-3, Class A3, 1.690%, 3/20/2019[1]	800,648
1,408,000	Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1, 2.380%, 10/15/2048[7]	1,400,918
304,586	Greenwich Structured ARM Products CI Series 2005-2A, Class N1, 5.016%, 2/26/2035[2,7]	305,348
	GSAMP Trust
834,713	Series 2003-SEA, Class A1, 1.632%, 2/25/2033[1,2]	796,225
715,869	Series 2003-HE2, Class A3A, 1.872%, 8/25/2033[1,2]	699,006

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Hertz Fleet Lease Funding LP
$218,148	Series 2014-1, Class A, 1.624%, 4/10/2028[1,2,7]	$218,132
2,300,000	Series 2014-1, Class B, 1.974%, 4/10/2028[1,2,7]	2,298,385
375,000	Series 2016-1, Class B, 3.424%, 4/10/2030[1,2,7]	378,795
1,790,000	Series 2017-1, Class A1, 1.874%, 4/10/2031[1,2,7]	1,791,224
455,000	Series 2017-1, Class B, 2.880%, 4/10/2031[1,7]	457,341
500,000	Highbridge Loan Management Ltd. Series 2013-2A, Class D, 6.557%, 10/20/2024[1,2,7]	500,659
	Home Partners of America Trust
3,353,086	Series 2016-1, Class A, 2.876%, 3/17/2033[2,7]	3,403,044
1,670,000	Series 2016-1, Class D, 4.526%, 3/17/2033[2,7]	1,718,161
498,839	Series 2017-1, Class A, 2.043%, 7/17/2034[2,7]	501,789
500,000	Series 2017-1, Class C, 2.774%, 7/17/2034[2,7]	506,504
	Honda Auto Receivables Owner Trust
289,789	Series 2016-1, Class A2, 1.010%, 6/18/2018[1]	289,706
2,000,000	Series 2017-2, Class A2, 1.460%, 10/15/2019[1]	1,999,864
658,060	Impac Secured Assets Trust Series 2006-5, Class 1A1B, 1.432%, 2/25/2037[1,2]	579,859
3,456,526	Invitation Homes Trust Series 2014-SFR2, Class A, 2.326%, 9/17/2031[2,7]	3,468,617
2,660,000	Jimmy Johns Funding LLC Series 2017-1A, Class A2I, 3.610%, 7/30/2047[7]	2,691,162
1,962,486	JP Morgan Mortgage Trust Series 2017-2, Class A5, 3.500%, 5/25/2047[1,2,7]	2,021,084
	Long Beach Mortgage Loan Trust
1,057,694	Series 2000-1, Class AV1, 1.749%, 1/21/2031[1,2]	1,030,318
115,167	Series 2001-4, Class 2A1, 1.932%, 3/25/2032[1,2]	114,295
750,000	Madison Park Funding XIX Ltd. Series 2015-19A, Class D, 7.763%, 1/22/2028[1,2,7]	756,468
425,000	Magnetite IX Ltd. Series 2014-9A, Class CR, 4.414%, 7/25/2026[1,2,7]	425,966
4,250,000	Marine Park CLO Ltd. Series 2012-1A, Class DR, 6.631%, 5/18/2023[1,2,7]	4,265,987
2,449,419	Mercedes-Benz Auto Lease Trust Series 2017-A, Class A1, 1.150%, 4/16/2018[1]	2,448,804
1,507,587	MMAF Equipment Finance LLC Series 2017-AA, Class A1, 1.170%, 5/16/2018[1,7]	1,507,615
1,500,000	Mountain View CLO LLC Series 2016-1A, Class E, 8.304%, 1/14/2029[1,2,7]	1,526,122
	Mountain View CLO Ltd.
4,300,000	Series 2013-1A, Class D, 4.604%, 4/12/2024[1,2,7]	4,284,724
1,300,000	Series 2013-1A, Class E, 5.804%, 4/12/2024[1,2,7]	1,257,369
1,500,000	Series 2014-1A, Class D, 5.054%, 10/15/2026[1,2,7]	1,508,370

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Mountain View CLO X Ltd. Series 2015-10A, Class E, 6.154%, 10/13/2027[1,2,7]	$1,899,069
2,000,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2017-T1, Class AT1, 3.214%, 2/15/2051[1,7]	2,016,532
	New Residential Mortgage Loan Trust
858,397	Series 2014-2A, Class A2, 3.750%, 5/25/2054[1,2,7]	872,651
1,022,195	Series 2016-3A, Class A1B, 3.250%, 9/25/2056[1,2,7]	1,048,337
3,000,000	Series 2017-5A, Class A1, 2.732%, 7/25/2056[1,2,7]	3,071,045
3,300,000	Nissan Auto Lease Trust Series 2015-B, Class A4, 1.700%, 4/15/2021[1]	3,302,785
688,526	Nissan Auto Receivables Owner Trust Series 2014-B, Class A3, 1.110%, 5/15/2019[1]	687,944
2,550,000	Nomad CLO Ltd. Series 2013-1A, Class D, 6.054%, 1/15/2025[1,2,7]	2,557,149
	Ocwen Master Advance Receivables Trust
3,193,000	Series 2015-T3, Class AT3, 3.211%, 11/15/2047[7]	3,187,087
3,250,000	Series 2016-T1, Class AT1, 2.521%, 8/17/2048[1,7]	3,237,929
865,000	Series 2016-T1, Class BT1, 3.064%, 8/17/2048[1,7]	870,479
566,842	Option One Mortgage Loan Trust Series 2002-3, Class A1, 1.732%, 8/25/2032[1,2]	550,439
1,010,916	PMT Loan Trust Series 2013-J1, Class A6, 3.500%, 9/25/2043[1,2,7]	1,017,874
1,878,801	Pretium Mortgage Credit Partners I LLC Series 2017-NPL1, Class A1, 3.500%, 4/29/2032[1,2,7]	1,890,598
1,988,857	Progress Residential Trust Series 2016-SFR1, Class A, 2.728%, 9/17/2033[2,7]	2,022,312
842,124	RASC Series Trust Series 2005-AHL1, Class M1, 1.682%, 9/25/2035[1,2]	843,118
1,953,482	RBSHD Trust Series 2013-1A, Class A, 7.685%, 10/25/2047[1,2,7]	1,961,798
1,000,000	Riserva Clo Ltd. Series 2016-3A, Class D, 5.204%, 10/18/2028[1,2,7]	1,014,483
800,000	Seneca Park CLO Ltd. Series 2014-1A, Class E, 6.004%, 7/17/2026[1,2,7]	758,300
583,333	Station Place Securitization Trust Series 2017-1, Class A, 2.132%, 2/25/2049[1,2,7]	583,402
697,180	Structured Asset Investment Loan Trust Series 2003-BC5, Class M1, 2.357%, 6/25/2033[1,2]	694,516
2,057,453	Taco Bell Funding LLC Series 2016-1A, Class A2I, 3.832%, 5/25/2046[7]	2,115,308
1,865,625	TGIF Funding LLC Series 2017-1A, Class A2, 5.500%, 4/30/2047[1,7]	1,876,683

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$750,000	Thacher Park CLO Ltd. Series 2014-1A, Class E1, 6.257%, 10/20/2026[1,2,7]	$716,790
776,403	Thornburg Mortgage Securities Trust Series 2003-2, Class A1, 1.912%, 4/25/2043[1,2]	771,594
	Toyota Auto Receivables Owner Trust
2,863,763	Series 2015-A, Class A3, 1.120%, 2/15/2019[1]	2,861,395
1,804,562	Series 2015-C, Class A3, 1.340%, 6/17/2019[1]	1,803,830
2,000,000	Tryon Park CLO Ltd. Series 2013-1A, Class D, 5.704%, 7/15/2025[1,2,7]	1,958,685
500,000	Upland CLO Ltd. Series 2016-1A, Class D, 9.557%, 4/20/2028[1,2,7]	509,648
640,277	Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A3, 0.950%, 4/22/2019[1]	639,940
1,945,000	VOLT LIII LLC Series 2016-NP13, Class A2, 5.875%, 12/26/2046[1,2,7]	1,980,938
1,606,876	VOLT LIV LLC Series 2017-NPL1, Class A1, 3.625%, 2/25/2047[1,2,7]	1,612,394
1,288,135	VOLT LIX LLC Series 2017-NPL6, Class A1, 3.250%, 5/25/2047[1,2,7]	1,292,910
1,153,142	VOLT LV LLC Series 2017-NPL2, Class A1, 3.500%, 3/25/2047[1,2,7]	1,158,368
1,804,438	VOLT LVI LLC Series 2017-NPL3, Class A1, 3.500%, 3/25/2047[1,2,7]	1,827,894
1,585,212	VOLT LVIII LLC Series 2017-NPL5, Class A1, 3.375%, 5/28/2047[1,2,7]	1,588,654
869,580	VOLT LX LLC Series 2017-NPL7, Class A1, 3.250%, 4/25/2059[1,2,7]	875,782
704,310	VOLT XIX LLC Series 2014-NP11, Class A1, 3.875%, 4/25/2055[1,2,7]	706,281
1,435,153	VOLT XXII LLC Series 2015-NPL4, Class A1, 3.500%, 2/25/2055[1,2,7]	1,443,603
2,296,697	VOLT XXV LLC Series 2015-NPL8, Class A2, 4.500%, 6/26/2045[1,2,7]	2,270,352
842,729	VOLT XXXIII LLC Series 2015-NPL5, Class A2, 4.250%, 3/25/2055[1,2,7]	843,405
1,500,000	Voya CLO Ltd. Series 2013-2A, Class D, 6.314%, 4/25/2025[1,2,7]	1,505,867
	WaMu Mortgage Pass-Through Certificates Series Trust
896,345	Series 2004-AR13, Class A2B, 2.112%, 11/25/2034[1,2]	883,764
1,758,257	Series 2004-AR10, Class A3, 1.782%, 7/25/2044[1,2]	1,711,034
857,624	Series 2005-AR9, Class A1C3, 2.192%, 7/25/2045[1,2]	841,291
2,326,455	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series Series 2004-1, Class A3, 1.602%, 4/25/2034[1,2]	2,284,321

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$3,723,675	Wendys Funding LLC Series 2015-1A, Class A2I, 3.371%, 6/15/2045[7]	$3,771,163
1,000,000	West CLO Ltd. Series 2014-1A, Class C, 4.754%, 7/18/2026[1,2,7]	997,178
2,700,000	World Omni Auto Receivables Trust Series 2017-B, Class A1, 0.000%, 8/15/2018[1]	2,700,000
3,463,000	World Omni Automobile Lease Securitization Trust Series 2015-A, Class A4, 1.730%, 12/15/2020[1]	3,467,062

	TOTAL ASSET-BACKED SECURITIES (Cost $201,311,040)	203,514,678

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 14.2%
	BAMLL Commercial Mortgage Securities Trust
1,365,000	Series 2013-DSNY, Class E, 3.759%, 9/15/2026[2,7]	1,366,981
2,000,000	Series 2015-ASHF, Class C, 3.226%, 1/15/2028[2,7]	2,006,406
850,908	Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22, Class B, 5.713%, 4/12/2038[1,2,7]	859,107
380,000	CCRESG Commercial Mortgage Trust Series 2016-HEAT, Class B, 4.114%, 4/10/2029[7]	388,317
1,000,000	Chicago Skyscraper Trust Series 2017-SKY, Class B, 2.326%, 2/15/2030[2,7]	1,003,012
	COMM Mortgage Trust
1,190,000	Series 2014-TWC, Class B, 2.820%, 2/13/2032[1,2,7]	1,195,894
125,000	Series 2012-CR5, Class D, 4.331%, 12/10/2045[1,2,7]	121,244
1,750,000	Series 2012-CR5, Class E, 4.331%, 12/10/2045[1,2,7]	1,587,068
1,500,000	Series 2013-CR7, Class C, 3.959%, 3/10/2046[1,2,7]	1,470,132
1,500,000	Cosmopolitan Hotel Trust Series 2016-CSMO, Class B, 3.326%, 11/15/2033[2,7]	1,513,036
	Fannie Mae Connecticut Avenue Securities
692,052	Series 2014-C02, Class 1M1, 2.182%, 5/25/2024[1,2]	695,209
2,500,000	Series 2016-C06, Class 1M2T, 2.982%, 4/25/2029[1,2]	2,534,375
846,572	Fannie Mae-Aces Series 2013-M13, Class FA, 1.582%, 5/25/2018[2]	847,295
989,280	Freddie Mac Multifamily Structured Pass-Through Certificates Series K012, Class A1, 3.427%, 10/25/2020[1]	1,014,256
1,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2014-HQ2, Class M2, 3.432%, 9/25/2024[1,2]	1,554,835
	FREMF Mortgage Trust
1,574,352	Series 2014-KF06, Class B, 5.410%, 11/25/2021[1,2,7]	1,631,116
220,000	Series 2015-K720, Class B, 3.389%, 7/25/2022[1,2,7]	222,663
494,800	Series 2016-KF22, Class B, 6.110%, 7/25/2023[1,2,7]	500,264
1,474,000	Series 2017-K724, Class C, 3.487%, 11/25/2023[1,2,7]	1,409,117
1,000,000	Series 2016-K723, Class C, 3.581%, 11/25/2023[1,2,7]	961,806
1,489,657	Series 2017-KF28, Class B, 5.060%, 1/25/2024[1,2,7]	1,549,065

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,000,000	Series 2017-K725, Class C, 3.880%, 2/25/2024[1,2,7]	$974,206
494,539	Series 2017-KF29, Class B, 4.777%, 2/25/2024[1,2,7]	498,166
2,974,798	Series 2013-KF02, Class B, 4.060%, 12/25/2045[1,2,7]	3,025,986
1,276,481	Series 2013-KF02, Class C, 4.995%, 12/25/2045[1,2,7]	1,300,490
	Government National Mortgage Association
3,994,481	Series 2017-86, Class AB, 2.300%, 11/16/2051[1]	3,971,680
4,000,000	Series 2017-100, Class A, 2.300%, 5/16/2056[1]	3,975,156
	GS Mortgage Securities Trust
1,637,000	Series 2014-GSFL, Class B, 2.976%, 7/15/2031[1,2,7]	1,624,317
1,790,000	Series 2017-500K, Class C, 2.22%, 7/15/2032[2,7]	1,790,000
690,000	Series 2012-GCJ9, Class D, 4.833%, 11/10/2045[1,2,7]	659,342
3,250,000	GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class C, 3.976%, 8/15/2032[2,7]	3,270,449
	J.P. Morgan Chase Commercial Mortgage Securities Trust
1,450,000	Series 2016-ASH, Class A, 2.659%, 10/15/2034[2,7]	1,457,924
700,000	Series 2016-ASH, Class B, 3.309%, 10/15/2034[2,7]	705,156
3,585,000	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-MAUI, Class B, 2.234%, 7/15/2034[2,7]	3,600,519
380,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-FL5, Class C, 3.259%, 7/15/2031[2,7]	376,290
1,170,000	JPMCC Re-REMIC Trust Series 2014-FRR1, Class A707, 4.347%, 1/27/2047[1,7]	1,181,016
138,388	Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4, 5.809%, 12/12/2049[1]	138,262
2,000,000	Rosslyn Portfolio Trust Series 2017-ROSS, Class C, 2.826%, 6/15/2033[2,7]	2,005,196
4,500,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class B, 3.276%, 6/15/2029[2,7]	4,526,527
185,000	WFRBS Commercial Mortgage Trust Series 2012-C6, Class D, 5.580%, 4/15/2045[2,7]	186,926

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $59,154,445)	59,698,806

	CORPORATE – 11.0%
	BASIC MATERIALS – 0.6%
	Dow Chemical Co.
570,000	8.550%, 5/15/2019	636,916

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	BASIC MATERIALS (Continued)
$800,000	Glencore Finance Canada Ltd. 2.700%, 10/25/2017[6,7]	$802,292
850,000	NOVA Chemicals Corp. 5.250%, 6/1/2027[1,6,7]	854,250
		2,293,458
	COMMUNICATIONS – 0.8%
1,450,000	21st Century Fox America, Inc. 7.250%, 5/18/2018	1,512,862
1,000,000	AT&T, Inc. 5.600%, 5/15/2018	1,029,915
1,000,000	Verizon Communications, Inc. 1.552%, 8/15/2019[2]	1,001,908
		3,544,685
	CONSUMER, CYCLICAL – 1.0%
1,000,000	Adient Global Holdings Ltd. 4.875%, 8/15/2026[1,6,7]	1,019,250
800,000	American Honda Finance Corp. 1.577%, 7/20/2020[2]	800,565
500,000	BMW U.S. Capital LLC 1.656%, 9/13/2019[2,7]	503,117
1,000,000	Daimler Finance North America LLC 1.931%, 10/30/2019[2,7]	1,005,472
548,000	Hyundai Capital America 2.875%, 8/9/2018[7]	552,287
400,000	Nissan Motor Acceptance Corp. 1.694%, 7/13/2020[2,7]	400,274
		4,280,965
	CONSUMER, NON-CYCLICAL – 1.6%
1,550,000	Actavis Funding SCS 2.450%, 6/15/2019[6]	1,566,794
1,000,000	Celgene Corp. 2.125%, 8/15/2018	1,004,823
1,050,000	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/2019[1]	1,054,463
750,000	Laboratory Corp. of America Holdings 2.625%, 2/1/2020	758,632
1,000,000	Molson Coors Brewing Co. 1.900%, 3/15/2019[7]	1,000,295
1,250,000	Mondelez International Holdings Netherlands B.V. 1.924%, 10/28/2019[2,6,7]	1,256,252
		6,641,259

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY – 1.4%
	BP Capital Markets PLC
$470,000	1.625%, 8/17/2017[6]	$470,008
900,000	1.375%, 5/10/2018[6]	898,787
1,000,000	Energy Transfer LP 4.750%, 1/15/2026[1]	1,051,988
1,750,000	Halliburton Co. 2.000%, 8/1/2018[1]	1,753,227
1,550,000	Plains All American Pipeline LP / PAA Finance Corp. 2.600%, 12/15/2019[1]	1,557,869
		5,731,879
	FINANCIAL – 3.1%
800,000	ABN AMRO Bank N.V. 1.944%, 1/18/2019[2,6,7]	804,485
325,000	AssuredPartners, Inc. 7.000%, 8/15/2025[1,7]	328,250
	Bank of Montreal
500,000	1.828%, 12/12/2019[2,6]	503,013
425,000	1.686%, 6/15/2020[2,6]	425,784
400,000	Bank of Nova Scotia 1.694%, 7/14/2020[2,6]	400,388
110,000	BB&T Corp. 2.106%, 6/15/2018[1,2]	110,645
425,000	Branch Banking & Trust Co. 1.754%, 1/15/2020[1,2]	426,516
700,000	Capital One N.A. 2.001%, 9/13/2019[1,2]	703,206
1,750,000	Chubb Corp. 5.750%, 5/15/2018	1,807,823
1,000,000	Citizens Bank N.A./Providence RI 1.768%, 5/26/2020[2]	1,001,508
850,000	Goldman Sachs Group, Inc. 2.036%, 12/13/2019[2]	857,058
500,000	International Lease Finance Corp. 5.875%, 4/1/2019	531,213
1,500,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[1]	1,511,650
500,000	Metropolitan Life Global Funding I 1.697%, 12/19/2018[2,7]	502,178
500,000	National Bank of Canada 1.788%, 6/12/2020[1,2,6]	501,337
1,930,000	Pricoa Global Funding I 1.450%, 9/13/20197	1,912,661

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$350,000	Royal Bank of Canada 2.014%, 4/15/2019[2,6]	$352,702
425,000	SunTrust Bank 1.841%, 1/31/2020[1,2]	427,887
		13,108,304
	INDUSTRIAL – 1.4%
1,315,000	Harris Corp. 2.700%, 4/27/2020[1]	1,327,702
750,000	Norfolk Southern Corp. 5.900%, 6/15/2019	805,933
1,000,000	Siemens Financieringsmaatschappij N.V. 1.556%, 9/13/2019[2,6,7]	1,002,412
1,000,000	United Technologies Corp. 1.520%, 11/1/2019[2]	1,007,147
1,850,000	WestRock RKT Co. 3.500%, 3/1/2020	1,903,744
		6,046,938
	TECHNOLOGY – 0.3%
750,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.375%, 1/15/2020[7]	755,752
277,000	Hewlett Packard Enterprise Co. 2.450%, 10/5/2017	277,489
		1,033,241
	UTILITIES – 0.8%
2,000,000	Duke Energy Corp. 5.050%, 9/15/2019	2,130,602
1,100,000	Pacific Gas & Electric Co. 8.250%, 10/15/2018	1,183,681
		3,314,283
	TOTAL CORPORATE (Cost $45,852,111)	45,995,012

	TOTAL BONDS (Cost $306,317,596)	309,208,496

Number of Shares

	PREFERRED STOCKS – 3.8%
16,880	Loan Funding I, Ltd. 1.150%, 12/31/2017[8]	15,833,090

	TOTAL PREFERRED STOCKS (Cost $15,972,748)	15,833,090

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	COMMERCIAL PAPER – 8.8%
$2,000,000	Agrium, Inc. 1.480%, 9/15/2017	$1,996,254
2,000,000	Albemarle Corp. 1.710%, 8/21/2017	1,998,002
	Boston Scientific Co.
2,000,000	2.106%, 8/10/2017	1,999,214
2,000,000	1.630%, 8/24/2017	1,998,070
2,000,000	Canadian National Railway Co. 1.690%, 8/14/2017	1,998,752
2,000,000	Centerpoint Energy 1.436%, 9/25/2017	1,995,420
2,000,000	CRH America Finance, Inc. 1.436%, 9/25/2017	1,995,420
2,000,000	EI du Pont de Nemours & Co. 1.450%, 9/25/2017	1,995,468
2,000,000	Enbridge Energy Partners LP 1.950%, 8/21/2017	1,998,118
835,000	Equifax, Inc. 1.440%, 9/11/2017	833,575
2,000,000	ITT, Inc. 1.500%, 8/2/2017	1,999,824
2,000,000	Nasdaq, Inc. 1.400%, 8/24/2017	1,998,178
2,000,000	NetApp, Inc. 1.420%, 9/13/2017	1,996,422
2,000,000	NiSource Finance Corp. 1.500%, 8/24/2017	1,998,070
2,000,000	Scana Corp. 1.700%, 8/16/2017	1,998,572
2,000,000	South Carolina Fuel Co. 1.500%, 8/14/2017	1,998,888
2,000,000	Suncor Energy, Inc. 1.440%, 8/4/2017	1,999,690
2,000,000	VW Credit, Inc. 1.440%, 8/24/2017	1,998,070
2,000,000	WPP CP Finance PLC 1.520%, 8/15/2017	1,998,804

	TOTAL COMMERCIAL PAPER (Cost $36,795,602)	36,794,811

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 4.8%
16,669,362	Federated Treasury Obligations Fund - Institutional Class, 0.848%[9,10]	$16,669,362
3,571,442	Fidelity Investments Money Market Funds - Treasury Portfolio - Institutional Class, 0.860%[9,10]	3,571,442

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,240,804)	20,240,804

	TOTAL INVESTMENTS – 101.0% (Cost $420,086,785)	423,059,039
	Liabilities in Excess of Other Assets – (1.0)%	(4,091,216)

	TOTAL NET ASSETS – 100.0%	$418,967,823

Principal Amount

	SECURITIES SOLD SHORT – (15.0)%
	BONDS – (15.0)%
	MORTGAGE-BACKED SECURITIES – (14.8)%
	Fannie Mae Pool
$(12,000,000)	3.500%, 4/25/2044[11]	(12,355,308)
(47,000,000)	4.000%, 9/25/2043[11]	(49,491,376)

	TOTAL MORTGAGE-BACKED SECURITIES (Proceeds $61,498,906)	(61,846,684)

	U.S. GOVERNMENT – (0.2)%
(800,000)	United States Treasury Note 2.375%, 5/15/2027	(806,094)

	TOTAL U.S. GOVERNMENT (Proceeds $808,851)	(806,094)

	TOTAL BONDS (Proceeds $62,307,757)	(62,652,778)

	TOTAL SECURITIES SOLD SHORT (Proceeds $62,307,757)	$(62,652,778)

LP – Limited Partnership
PLC – Public Limited Company
REMIC – Real Estate Mortgage Investment Conduit

[1]	Callable.
[2]	Variable, floating or step rate security.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Foreign security denominated in U.S. Dollars.
[7]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $210,119,045.

[8]	Loan Funding I, Ltd. consists of subordinated notes interests in BBB to B- rated bank loans.
[9]	The rate is the annualized seven-day yield at period end.
[10]	All or a portion of this security is segregated as collateral for securities sold short.
[11]	To-be-announced (“TBA”) security.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (S&P)	Pay/(b) Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan
Markit CMBX NA
A CDSI Series 7 Index	A	Pay	2.00%	1/17/47	$3,800,000	$177,998	$(118,416)	$59,582
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$177,998	$(118,416)	$59,582

(a)
Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at July 31, 2017.

(b)
If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At July 31, 2017	Unrealized Appreciation (Depreciation)
(103)	2-Year U.S. Treasury Note (CBT)	September 2017	$(22,283,112)	$(22,283,406)	$(294)
(12)	5-Year U.S. Treasury Note (CBT)	September 2017	(1,415,777)	(1,417,781)	(2,004)
TOTAL FUTURES CONTRACTS			$(23,698,889)	$(23,701,187)	$(2,298)

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
SUMMARY OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	9.8%
Bonds
Asset-Backed Securities	48.6%
Commercial Mortgage-Backed Securities	14.2%
Corporate	11.0%
Total Bonds	73.8%
Preferred Stocks	3.8%
Commercial Paper	8.8%
Short-Term Investments	4.8%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
As of July 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $420,086,785)	$423,059,039
Total investments, at value (cost $420,086,785)	423,059,039
Cash	18,004
Cash held by broker	1,099,647
Segregated cash held by custodian	1,185,000
Receivables:
Premiums paid on open swap contracts	177,998
Investment securities sold	67,527,932
Fund shares sold	904,231
Interest	1,004,445
Prepaid expenses	14,897
Other assets	330
Total assets	494,991,523

Liabilities:
Securities sold short, at value (proceeds $62,307,757)	62,652,778
Payables:
Unrealized depreciation on open swap contracts	118,416
Unrealized depreciation on open futures contracts	2,298
Investment securities purchased	12,615,085
Fund shares redeemed	187,106
Advisory fees	197,077
Interest on securities sold short	87,130
Fund accounting fees	36,269
Fund administration fees	26,364
Shareholder servicing fees (Note 6)	22,586
Auditing fees	17,266
Transfer agent fees and expenses	12,649
Custody fees	9,734
Interest payable (Note 14)	1,474
Trustees' fees and expenses	886
Chief Compliance Officer fees	854
Accrued other expenses	35,728
Total liabilities	76,023,700

Net Assets	$418,967,823

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of July 31, 2017 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$437,117,819
Accumulated net investment income	1,083,313
Accumulated net realized loss on investments, purchased options contracts,
securities sold short, futures contracts, written options contracts and swap contracts	(21,739,828)
Net unrealized appreciation (depreciation) on:
Investments	2,972,254
Futures contracts	(2,298)
Securities sold short	(345,021)
Swap contracts	(118,416)
Net Assets	$418,967,823

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$418,967,823
Shares of beneficial interest issued and outstanding	42,452,797
Offering and redemption price per share	$9.87

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2017 (Unaudited)

Investment Income:
Interest	$6,770,915
Total investment income	6,770,915

Expenses:
Advisory fees	1,031,570
Fund administration fees	122,286
Fund accounting fees	96,227
Shareholder servicing fees (Note 6)	74,957
Transfer agent fees and expenses	31,161
Legal fees	25,237
Registration fees	24,163
Custody fees	21,997
Auditing fees	17,203
Miscellaneous	16,261
Shareholder reporting fees	13,327
Commitment fee (Note 13)	7,542
Interest on securities sold short	4,754
Trustees' fees and expenses	4,212
Chief Compliance Officer fees	2,482
Insurance fees	1,752
Brokerage expense	1,482
Total expenses	1,496,613
Advisory fees waived	(67,176)
Affiliated fund fee waiver (Note 3)	(4,794)
Fees paid indirectly (Note 3)	(9,068)
Net expenses	1,415,575
Net investment income	5,355,340

Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments, Futures Contracts, Purchased Options Contracts,
Securities Sold Short, Swap Contracts, Swaptions Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	1,712,316
Affiliated investments	(93,410)
Futures contracts	(33,936)
Securities sold short	(275,730)
Swap contracts	(182,670)
Foreign currency transactions	(3,214)
Net realized gain	1,123,356
Net change in unrealized appreciation/depreciation on:
Investments	826,549
Affiliated investments	83,557
Futures contracts	(16,667)
Securities sold short	(516,625)
Swap contracts	(98,058)
Foreign currency transactions	5,361
Net change in unrealized appreciation/depreciation	284,117
Net realized and unrealized gain on investments, affiliated investments, futures contracts, purchased options contracts,
securities sold short, swap contracts, swaptions contracts and foreign currency	1,407,473
Net Increase in Net Assets from Operations	$6,762,813

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	July 31, 2017	Year Ended
	(Unaudited)	January 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,355,340	$12,964,607
Net realized gain (loss) on investments, affiliated investments, futures contracts, purchased options contracts,
securities sold short, swap contracts, swaptions contracts and foreign currency	1,123,356	(19,878,427)
Net change in unrealized appreciation/depreciation on investments, affiliated investments, futures contracts, purchased options contracts, securities sold short,
swap contracts, swaptions contracts and foreign currency	284,117	32,898,741
Net increase in net assets resulting from operations	6,762,813	25,984,921

Distributions to Shareholders:
From net investment income	(4,768,536)	(14,745,043)
Total distributions to shareholders	(4,768,536)	(14,745,043)

Capital Transactions:
Net proceeds from shares sold	95,197,170	126,387,199
Reinvestment of distributions	3,832,656	11,712,467
Cost of shares redeemed[1]	(36,131,930)	(261,233,872)
Net increase (decrease) in net assets from capital transactions	62,897,896	(123,134,206)

Net increase from reimbursement by affiliate for valuation error (Note 3)	−	226,661

Total increase (decrease) in net assets	64,892,173	(111,667,667)

Net Assets:
Beginning of period	354,075,650	465,743,317
End of period	$418,967,823	$354,075,650

Accumulated net investment income	$1,083,313	$496,509

Capital Share Transactions:
Shares sold	9,654,927	13,394,188
Shares reinvested	390,050	1,250,482
Shares redeemed	(3,667,554)	(28,269,315)

Net increase (decrease) in capital share transactions	6,377,423	(13,624,645)

[1]	Net of redemption fee proceeds of $3,927 and $153,136, respectively.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended July 31, 2017 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$6,762,813
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(389,409,367)
Sales of long-term portfolio investments	355,251,993
Return of capital dividends received	14,676
Proceeds from securities sold short	356,535,506
Cover short securities	(331,947,975)
Purchase of short-term investments, net	(53,681,416)
Decrease in foreign currency	120,371
Decrease in cash held by broker	2,216,845
Increase in segregated cash held by custodian	(375,000)
Increase in investment securities sold receivable	(25,656,151)
Increase in premiums paid on open swap contracts	(177,998)
Decrease in interest receivable	17,349
Decrease in prepaid expenses	35
Decrease in other assets	114
Increase in investment securities purchased	2,177,366
Increase in advisory fees	34,224
Decrease in premiums received on open swap contracts	(213,709)
Increase in interest on securities sold short	42,913
Increase in accrued expenses	33,180
Net amortization on investments	3,726
Net realized gain	(1,292,239)
Net change in unrealized appreciation/depreciation	(278,756)
Net cash used for operating activities	(79,821,500)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	95,005,522
Cost of shares redeemed	(36,032,830)
Dividends paid to shareholders, net of reinvestments	(935,880)
Net cash provided by financing activities	58,036,812

Net decrease in cash	(21,784,688)

Cash:
Beginning of period	21,802,692
End of period	$18,004

Non cash financing activities not included herein consist of $3,832,656 of reinvested dividends.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended July 31, 2017		For the Years Ended January 31,				For the Period February 28, 2014* through
	(Unaudited)		2017		2016		January 31, 2015

Net asset value, beginning of period	$9.81		$9.37		$9.87		$10.00
Income from Investment Operations:
Net investment income[1,2]	0.14		0.36		0.32		0.31
Net realized and unrealized gain (loss) on investments	0.04		0.48		(0.51)		(0.19)
Net increase from reimbursement by affiliate for valuation error (Note 3)	−		0.01		−		−
Total from investment operations	0.18		0.85		(0.19)		0.12

Less Distributions:
From net investment income	(0.12)		(0.41)		(0.31)		(0.25)
Total distributions	(0.12)		(0.41)		(0.31)		(0.25)

Redemption fee proceeds[1]	−	[3]	−	[3]	−	[3]	−	[3]

Net asset value, end of period	$9.87		$9.81		$9.37		$9.87

Total return[4]	1.86%	[7]	9.39%		(2.02)%		1.25%	[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$418,968		$354,076		$465,743		$376,658

Ratio of expenses to average net assets (including brokerage expense and interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed[5,6]	0.79%	[8]	0.84%		0.80%		0.76%	[8]
After fees waived and expenses absorbed[5,6]	0.75%	[8]	0.77%		0.79%		0.75%	[8]

Ratio of net investment income to average net assets (including brokerage expense and interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed[2]	2.82%	[8]	3.69%		3.24%		3.38%	[8]
After fees waived and expenses absorbed[2]	2.86%	[8]	3.76%		3.25%		3.39%	[8]

Portfolio turnover rate	326%	[7]	202%		59%		14%	[7]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Amount represents less than $0.01 per share.
[4]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the fiscal year ended January 31, 2017, 0.11% of the Fund's total return consists of a reimbursement by an affiliate for valuation error.

[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.0% for the six months ended July 31, 2017.  For the prior periods, the ratios would have been lowered by 0.05%, 0.05%, and 0.0%, respectively.

[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS
July 31, 2017 (Unaudited)

Note 1 – Organization
Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and capital appreciation. The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017 (Unaudited)

(e) Swap Agreements and Swaptions
The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017 (Unaudited)

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

The Fund did not enter into any transactions in written swaptions contracts for the six months ended July 31, 2017.

(f) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund did not enter into any transactions in written options contracts for the six months ended July 31, 2017.

(g) Futures Contracts
The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017 (Unaudited)

(h) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period February 28, 2014 (commencement of operations) through January 31, 2015, as of and during the open years ended January 31, 2016-2017, and as of and during the six months ended July 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.55% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75% of the Fund's average daily net assets. This agreement is in effect until May 31, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017 (Unaudited)

For the six months ended July 31, 2017, the Advisor waived advisory fees totaling $67,176. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At July 31, 2017, the amount of these potentially recoverable expense was $251,445. The Advisor may recapture all or a portion of the following amounts no later than January 31, of the years stated below:

2018	$9,447
2019	35,118
2020	139,704
2021	67,176
Total	$251,445

For the six months ended July 31, 2017, the Advisor voluntarily waived advisory fees of $4,794 associated with the Fund’s investment in the Palmer Square Long/Short Credit Fund. Effective February 15, 2017, the Fund no longer holds the Palmer Square Long/Short Credit Fund – Class I, due to the liquidation of the Palmer Square Long/Short Credit Fund. The Palmer Square Long/Short Credit Fund was also advised by the Advisor prior to its liquidation on February 15, 2017, and as such, deemed to be an affiliated security. Further information regarding transactions with affiliated securities is presented in Note 12 below. Amounts waived by the Advisor as described in this paragraph are voluntary and not eligible for recovery by the Advisor.

IMST Distributors, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended July 31, 2017, the total fees reduced by earning credits were $9,068. Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Statement of Operations.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended July 31, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended July 31, 2017, are reported on the Statement of Operations.

The Advisor reimbursed the Fund $226,661 for losses from a valuation error. The amount is reported on the Fund’s Statement of Changes in Net Assets under the caption “Net increase from reimbursement by affiliate for valuation error”.

Note 4 – Federal Income Taxes
At July 31, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$420,240,712

Gross unrealized appreciation	$3,431,178
Gross unrealized depreciation	(612,851)

Net unrealized appreciation on investments	$2,818,327

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of January 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,002,128
Undistributed long-term capital gains	-
Tax accumulated earnings	1,002,128

Accumulated capital and other losses	(22,694,888)
Unrealized depreciation on securities sold short and
foreign currency translations	166,243
Unrealized appreciation on investments	1,382,244
Total accumulated deficit	$(20,144,273)

The tax character of distributions paid during the fiscal years ended January 31, 2017 and January 31, 2016 was as follows:

Distribution paid from:	2017	2016
Ordinary income	$14,745,043	$14,343,014
Long-term capital gains	-	-
Total distributions paid	$14,745,043	$14,343,014

As of January 31, 2017, the Fund had a short-term capital loss carryover of $8,408,701 and a long-term capital loss carryforward of $14,286,187, which are not subject to expiration. To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017 (Unaudited)

Note 5 – Investment Transactions
For the six months ended July 31, 2017, purchases and sales of investments, excluding short-term investments, options contracts and swap contracts were $389,409,367 and $355,251,993, respectively. Securities sold short and short securities covered were $356,535,506 and $331,947,975, respectively, for the same period.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended July 31, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Prior to August 5, 2016, the Fund imposed a redemption fee of 2.00% of the total redemption amount within 180 days of purchase. For the six months ended July 31, 2017, and the year ended January 31, 2017, the Fund received $3,927 and $153,136, respectively, in redemption fees. Effective April 3, 2017, the redemption fee was removed.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Bank Loans	$-	$40,981,838	$-	$40,981,838
Bonds
Asset-Backed Securities	-	203,514,678	-	203,514,678
Commercial Mortgage-Backed Securities	-	59,698,806	-	59,698,806
Corporate**	-	45,995,012	-	45,995,012
Commercial Paper	-	36,794,811	-	36,794,811
Preferred Stocks	-	15,833,090	-	15,833,090
Short-Term Investments	20,240,804	-	-	20,240,804
Total Investments	20,240,804	402,818,235	-	423,059,039
Total Assets	$20,240,804	$402,818,235	$-	$423,059,039

Liabilities
Securities Sold Short
Bonds
Mortgage-Backed Securities	$-	$61,846,684	$-	$61,846,684
U.S. Government	-	806,094	-	806,094
Total Securities Sold Short	-	62,652,778	-	62,652,778
Other Financial Instruments***
Credit Default Swap Contracts	$-	$118,416	$-	$118,416
Futures Contracts	2,298	-	-	2,298
Total Liabilities	$2,298	$62,771,194	$-	$62,773,492

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017 (Unaudited)

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of July 31, 2017 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities
Unrealized depreciation on open swap contracts	$118,416	$-	$-	$-	$118,416
Unrealized depreciation on open futures contracts	-	-	-	2,298	2,298
	$118,416	$-	$-	$2,298	$120,714

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2017 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Futures contracts	$-	$-	$-	$(33,936)	$(33,936)
Swap contracts	(182,670)	-	-	-	(182,670)
	$(182,670)	$-	$-	$(33,936)	$(216,606)
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Futures contracts	$-	$-	$-	$(16,667)	$(16,667)
Swap contracts	(98,058)	-	-	-	(98,058)
	$(98,058)	$-	$-	$(16,667)	$(114,725)

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017 (Unaudited)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of July 31, 2017 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Swap contracts	Notional amount	$4,533,333
Interest rate contracts	Futures contracts	Number of contracts	(128)

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts – liability payable	J.P. Morgan	$118,416	$-	$(118,416)	$-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017 (Unaudited)

Note 12 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Effective February 15, 2017, the Fund no longer holds the Palmer Square Long/Short Credit Fund – Class I, due to the liquidation of the Palmer Square Long/Short Credit Fund.

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value End of Period	Interest/Income Credited to Income
Palmer Square Long/Short Credit Fund – Class I	$11,703,982	$-	$(11,694,128)	$(93,410)	$83,556	$-	$-

Security Description	Principal Amount/Shares Beginning of Period	Purchases	Sales	Principal Amount/Shares End of Period
Palmer Square Long/Short Credit Fund – Class I	631,623	-	(631,623)	-

Note 13 – Line of Credit
The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or $12,500,000, the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. The commitment fee for the six months ended July 31, 2017 is disclosed in the Statement of Operations. The Fund did not borrow under the line of credit agreement during the six months ended July 31, 2017.

Note 14 – New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017 (Unaudited)

Note 15 – Events Subsequent to Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Income Plus Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on June 13-15, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) with respect to the Palmer Square Income Plus Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the Bloomberg Barclays U.S. Aggregate Bond Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Nontraditional Bond fund universe (the “Fund Universe”) for the one- and three-year periods ended March 31, 2017; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and the Fund Universe.  The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement.  In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.  No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that the annualized total returns for the one- and three-year periods were higher than the Peer Group and Fund Universe median returns and the Bloomberg Barclays U.S. Aggregate Bond Index returns.

The Board noted its familiarity with the Investment Advisor, and considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure.  The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians.  The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.  At a subsequent meeting the Investment Advisor informed the Trustees that the Fund’s advisory fee was higher than the advisory fee charged by the Investment Advisor to manage certain institutional separate accounts with the same objectives and investment strategies as the Fund.  The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients.

Palmer Square Income Plus Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The meeting materials indicated that annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than both the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2017, noting that the Investment Advisor had waived a portion of its advisory fee.  Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than the receipt of its investment advisory fee), including any research services made available to it by broker-dealers that provide execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Palmer Square Income Plus Fund
EXPENSE EXAMPLE
For the Six Months Ended July 31, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	2/1/17	7/31/17	2/1/17 – 7/31/17
Actual Performance*	$ 1,000.00	$ 1,018.60	$ 3.78
Hypothetical (5% annual return before expenses)	1,000.00	1,021.05	3.78

*
Expenses are equal to the Fund’s annualized expense ratios of 0.75%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Palmer Square Income Plus Fund
A series of Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Income Plus Fund	PSYPX	46141P 388

Privacy Principles of the Palmer Square Income Plus Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Income Plus Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (866) 933-9033.

Palmer Square Income Plus Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free:  (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	10/9/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	10/9/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	10/9/2017